Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000031266
Eaton Vance Greater India Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evsit_SupplementTextBlock

EATON VANCE GREATER INDIA FUND (the “Fund”)

Supplement to Prospectus dated May 1, 2016

A special meeting of shareholders was held on December 16, 2016, where the following proposals were approved:

•	an Investment Sub-Advisory Agreement between Boston Management and Research (“BMR”) and Goldman Sachs Asset Management International (“GSAMI”), pursuant to which GSAMI will serve as an investment sub-adviser to Greater India Portfolio (the “Portfolio”);

•	a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940 (the “1940 Act”);

•	an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund; and

•	an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as an investment sub-adviser to the Fund.

In conjunction with the foregoing, the following sentence is added to the end of the first paragraph in the section entitled “Principal Investment Strategies”:

“The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.”

In addition, the following disclosure is added to the section entitled “Principal Risks”:

“Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.”

December 27, 2016	24316 12.27.16

Risk Nondiversified Status	rr_RiskNondiversifiedStatus

“Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.”